BORROWINGS	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
BORROWINGS
13.	BORROWINGS

in millions of $	As of December 31,
	2014	2015

Total borrowings	285.8	970.2

Comprised of:
Short-term bank borrowings	1.1	255.6
Long-term bank borrowings, current portion	0.3	160.4
Malaysian Government Loan, current portion	0.9	0.7
	2.3	416.7

Long-term bank borrowings, non-current portion	118.2	429.2
Malaysian Government Loan, non-current portion	165.3	124.3
	283.5	553.5

	285.8	970.2

The short-term bank borrowings outstanding as of December 31, 2014 and 2015 bore an average interest rate of  2.54% and 2.36% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and have terms of one month to one year.

The long-term bank borrowings outstanding as of December 31, 2014 and 2015 bore an average interest rate of 2.41% and 2.53% per annum, respectively, and were denominated in Renminbi, Korean Won and $. These borrowings were obtained from financial institutions and will mature serially during 2016 to 2019.

Subsequently, on March 24, 2016, the Company drew down one-year-period bank borrowings of $45,000,000 from KEB Hana Bank (the “2016 Loan”). The 2016 Loan bear interests at a floating rate indexed to six-month LIBOR plus a margin of 2.5% per annum. Interests are payable on a semi-annually basis from March 24, 2016 to March 24, 2017. The 2016 Loan will mature on March 24, 2017 and repayable at its principal amount plus accrued and unpaid interest thereon. According to the agreement, the 2016 Loan was borrowed for the purpose to repay the existing loan of the Group. As a result of the above re-financing, the current portion of its long-term bank borrowings of  $45,000,000 were classified as a non-current liability as of December 31, 2015.

The current and non-current portions of long-term bank borrowings as of December 31, 2015 will be due in installments between the periods of January 1, 2016 to December 31, 2016, and January 1, 2017 to October 20, 2019, respectively.

As of December 31, 2014 and 2015, unused loan facilities for short-term and long-term bank borrowings amounted to $34.9 million and $52.7 million, respectively.

All bank borrowings as of December 31, 2014 were secured/guaranteed by Hanwha Chemical.

Bank borrowings as of December 31, 2015 were secured/guaranteed by the following:

Amount	Secured/guaranteed by
in millions of $

604.2	Guaranteed by Hanwha Chemical
54.5	Guaranteed by the Company and other subsidiaries of the Group
39.2	Jointly guaranteed by (i) Hanwha Chemical, and (ii) the Company and other subsidiaries of the Group
38.2	Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's buildings, plant and machinery and land use rights with net book value of $16.3 million, $19.5 million and $8.3 million, respectively
36.0	Guaranteed by the Group's plant and machinery with net book value of $26.9 million.
24.9	Guaranteed by the Group's buildings and land use rights with net book value of $3.5 million and $1.7 million, respectively
24.0	Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings and land use rights with net book value of $13.2 million and $3.7 million, respectively
15.6	Guaranteed by the Group's buildings and land use rights with net book value of $20.3 million and $8.6 million, respectively
8.6	Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's land use rights with net book value of $11.4 million

845.2

As of December 31, 2015, the maturities of these long-term bank borrowings were as follows:

in millions of $	As of December 31, 2015

2016	160.4
2017	197.6
2018	221.6
2019	10.0

589.6

The original principal amount of a loan from the Malaysian government is 850.0 million Malaysian Ringgit ($198.0 million) (the “Government Loan”). The scheduled repayments began in 2013. The final maturity of the loan is in 2031. Interest rates are variable, with a fixed 0% interest through 2019, a fixed 1% interest through 2027, and a fixed 2% interest through maturity.